EARNINGS/ (LOSS) PER ADS	12 Months Ended
Dec. 31, 2022
EARNINGS/ (LOSS) PER ADS
EARNINGS/ (LOSS) PER ADS

15. EARNINGS/ (LOSS) PER ADS

Basic and diluted earnings per ADS have been calculated as follows:

	For the years ended December 31,
	2020	2021	2022
Numerator:
Net income/(loss)	$2,155,987	$6,614,460	$(4,548,156)
Less: Net income/(loss) attributed to noncontrolling interests	(622,668)	(247,413)	123,545
Total net income/(loss) attributed to Emeren Group Ltd	$2,778,655	$6,861,873	$(4,671,701)

Numerator for diluted income/(loss) per ADS	2,778,655	6,861,873	(4,671,701)

Denominator:
Denominator for basic earnings (loss) per ADS - weighted average number of ADS outstanding*	49,166,354	68,906,139	64,924,455
Dilutive effects of share options*	622,068	934,499	—
Denominator for diluted calculation - weighted average number of ADS outstanding*	49,788,422	69,840,638	64,924,455

Basic earnings (loss) per ADS	0.06	0.10	(0.07)
Diluted earnings (loss) per ADS	0.06	0.10	(0.07)
*	All shares are converted to ADS, each ADS represents 10 common shares

The Company issues ordinary shares to its share depository bank which will be used to settle stock option awards upon their exercise. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company. As of December 31, 2021 and 2022, there are 45,805,710 and 48,373,350 ordinary shares, respectively, are legally issued to the share depository bank but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings (loss) per ADS.

The Company uses the treasury method in determining whether those potential common shares are dilutive or antidilutive. That is, the number of potential common shares, after considering the shares repurchased used in computing the diluted per-share amount for income/(loss).

The following ordinary share equivalents were excluded from the computation of diluted net earnings/(loss) per share for the periods presented because including them would have been anti-dilutive:

	For the years ended December 31,
	2020	2021	2022
Share options	7,304,020	—	5,441,650